Material accounting policies (Details)	12 Months Ended
Dec. 31, 2024
CI&T Delaware LLC
Significant accounting policies
Country of incorporation of subsidiary	United States
Description of functional currency	Brazilian Reais (“R$”)
CI&T Software S.A. ("CI&T Brazil")
Significant accounting policies
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Reais (“R$”)
CI&T Japan, Inc. (“CI&T Japan”)
Significant accounting policies
Country of incorporation of subsidiary	Japan
Description of functional currency	Yen (“JP¥”)
CI&T China Inc. (“CI&T China”)
Significant accounting policies
Country of incorporation of subsidiary	China
Description of functional currency	Yuan (“¥”)
CI&T Portugal Unipessoal Lda. (“CI&T Portugal”)
Significant accounting policies
Country of incorporation of subsidiary	Portugal
Description of functional currency	Euro (“€”)
CI&T Australia PTY Ltd.
Significant accounting policies
Country of incorporation of subsidiary	Australia
Description of functional currency	Australian dollar (“AU$”)
CINQ Inc.
Significant accounting policies
Country of incorporation of subsidiary	United States
Description of functional currency	US dollars (“US$”)
CI&T, Inc. (“CI&T US”)
Significant accounting policies
Country of incorporation of subsidiary	United States
Description of functional currency	US dollars (“US$”)
CI&T Software Inc. (“CI&T Canada”)
Significant accounting policies
Country of incorporation of subsidiary	Canada
Description of functional currency	Canadian dollar (“C$”)
CI&T UK Limited. (“CI&T UK”)
Significant accounting policies
Country of incorporation of subsidiary	United Kingdom
Description of functional currency	Pound sterling (“£”)
CI&T Colombia
Significant accounting policies
Country of incorporation of subsidiary	Colombia
Description of functional currency	Colombian peso (“COP$”)
CI&T Argentina S/A
Significant accounting policies
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentinian peso (“ARS$”)
CI&T Financial Services Solutions, LLC
Significant accounting policies
Country of incorporation of subsidiary	United States
Description of functional currency	US dollars (“US$”)
CI&T FinTech Services, Inc.
Significant accounting policies
Country of incorporation of subsidiary	United States
Description of functional currency	US dollars (“US$”)
CI&T Ltd.
Significant accounting policies
Country of incorporation of subsidiary	United Kingdom	[1]
Description of functional currency	Pound sterling (“£”)
CI&T Digital Ltd
Significant accounting policies
Country of incorporation of subsidiary	United Kingdom	[1]
Description of functional currency	Pound sterling (“£”)
Somo Global Inc.
Significant accounting policies
Country of incorporation of subsidiary	United States
Description of functional currency	US dollars (“US$”)
Somo Global SAS. [member]
Significant accounting policies
Country of incorporation of subsidiary	Colombia
Description of functional currency	Colombian peso (“COP$”)
CI&T Philippines, Inc
Significant accounting policies
Country of incorporation of subsidiary	Philippines	[2]
Description of functional currency	Philippine peso (“S$”)
CI&T SG PTE. LTD. (“CI&T Singapore”)
Significant accounting policies
Country of incorporation of subsidiary	Singapore	[2]
Description of functional currency	Singapore dollar (“₱”)
Ideonyx Ltd (in liquidation)
Significant accounting policies
Country of incorporation of subsidiary	United Kingdom
Description of functional currency	Pound sterling (“£”)
Somo Ltd (dormant)
Significant accounting policies
Country of incorporation of subsidiary	United Kingdom
Description of functional currency	Pound sterling (“£”)
CI&T Oceania PTY Ltd (“CI&T Oceania”)
Significant accounting policies
Country of incorporation of subsidiary	Australia
Description of functional currency	Australian dollar (“AU$”)

[1]	In 2024, Somo Global Ltd was renamed to CI&T Holding Company Ltd and Somo Custom Ltd was renamed to CI&T Digital Ltd.
[2]	In 2024, CI&T Philippines and CI&T Singapore were incorporated, both as a direct subsidiaries of CI&T Holding Company Ltd. These subsidiaries are expected to begin their operations during the 1st quarter of 2025.